N-6	May 30, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Effective June 20, 2025, Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I will reopen and will be made available to all policy owners.